Exhibit 99.1

Items 4 and 5

Certification of Services Performed

November 10, 2025

Reference is made to that certain proposed Loan Agreement (the “Loan Agreement”), by and between LMRK Owner I LLC (“Borrower”), a wholly owned subsidiary of LMRK sponsor i LLC, a Delaware limited liability company (“Client”) and BARCLAYS BANK PLC (“Lender”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower, Client and Lender, to the best of my knowledge and belief, that SingleSource Diligence Solutions Utah LLC D/B/A Resolute Diligence Solutions (“RDS”) has completed the services ordered by Client under the Evaluation Services Agreement, dated as of November 10, 2025, by and between RDS and Client, in connection with the borrowing of the Loan for the Properties contained in the data tape entitled “LMK Securization - Data Tape 2025-09-30 (UPDATE 2025-11-06) Final Pool” (the “LMK 2025-SFR1”). Furthermore;

1.	RDS has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable Tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the LMK 2025-SFR1 data tape, (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located and (d) all Section 8 leases are correctly reported in the LMK 2025-SFR1 data tape.

2.	RDS has reviewed the values in the LMK 2025-SFR1 data tape that are used in the calculations and reporting to the price estimate obtained on BPOs provided by a third-party and determined that the valuations are accurately reported.

3.	RDS has reviewed (a) the addresses on the LMK 2025-SFR1 data tape and determined that they match the addresses that appear on the Broker Price Opinions and (b) the county designation for each Property in the LMK 2025-SFR1 data tape and determined each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.	RDS has reviewed the LMK 2025-SFR1 data tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (collectively, “HOA”) and has determined, based on its review of the title work, the LMK 2025- SFR1 data tape and that certain HOA discrepancy review report dated on or about the date hereof executed by Mainstay National Title LLC, that the Properties identified in the LMK 2025-SFR1 data tape as not being subject to an HOA are accurately identified.

5.	RDS has reviewed the LMK 2025-SFR1 data tape, provided by Borrower, which indicates which Properties are condominiums and has determined, based on property-type designations in the Broker Price Opinion for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums on the LMK 2025-SFR1 data tape are accurate.

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IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RESOLUTE DILIGENCE SOLUTIONS

/s/Richard Lundbeck
Name: Richard Lundbeck
Title: Managing Principal